Annual Total Returns[BarChart] - Hartford MidCap HLS Fund - IA	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.92%)	19.44%	39.82%	11.37%	1.60%	11.98%	24.47%	(7.44%)	32.87%	25.10%